Long-Term Debt, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Debt Instrument [Line Items]
Long-Term Debt, Net
Note 10. Long-Term Debt, Net
On April 6, 2023, the Company executed a
19-month
promissory note in the amount of $2.7 million with SkyWest Leasing, Inc. (See Note 15 -
Related Party Transactions
). Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 9.0% per annum. Principal and interest are payable as a fixed monthly amount commencing on May 6, 2023, and continuing through the maturity date of November 6, 2024. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $2.3 million is due. The note is collateralized by one aircraft.
The Company’s total debt due to unrelated parties consist of the following
(in thousands)
:

	June 30, 2023	December 31, 2022
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025	$778	$874
Note payable to Textron, fixed interest rate of 7.60%, due November 2024	400	532
Note payable to bank, fixed interest rate of 4.65%, due November 2025	20	23
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026	224	251
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027	17,215	19,081
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032	3,545	3,684

Long-term debt, gross	22,182	24,445
Current maturities of long-term debt	(1,985)	(1,980)
Less: debt issuance costs	(973)	(1,190)

Long-term debt, net of current maturities	$19,224	$21,275

Total debt is recorded on the Condensed Consolidated Balance Sheet as follows
(in thousands)
:

	June 30, 2023	December 31, 2022
Long-term debt, gross	$22,182	$24,445
Due to related party (See Note 15, Related Party Transactions )	6,532	4,239

Total debt, gross	$28,714	$28,684

Future maturities of total debt as of June 30, 2023 are as follows
(in thousands)
:

Amount
Remainder of 2023	$1,631
2024	5,591
2025	3,252
2026	2,946
2027	12,934
Thereafter	2,360

Total	$28,714

The Company is subject to customary affirmative covenants and negative covenants on all of the above notes payable. As of June 30, 2023, the Company was in compliance with all covenants in the loan agreements.

Note 12. Long-Term Debt, Net
The Company’s total debt due to unrelated parties consist of the following
(in thousands)
:

	December 31,
	2022	2021
Note payable to U.S. Government, interest rate of 6.5% plus LIBOR adjustment, due October 2025	$—	$1,839
Note payable to financial institution, fixed interest rate of 5.72%, due January 2025	874	1,058
Note payable to Textron, fixed interest rate of 7.60%, due November 2024	532	781
Note payable to bank, fixed interest rate of 4.65%, due November 2025	23	31
Note payable to a financing company, fixed interest rate of 5.49%, due December 2026	251	306
Notes payable to Clarus Capital, fixed interest rate ranging from 6.75% to 7.5% due April, June and September 2027	19,081	—
Note payable to Tecnam, fixed interest rate of 6.75%, due July and August 2032	3,684	—

Long-term debt, gross	24,445	4,015
Current maturities of long-term debt	(1,980)	(497)
Less: debt issuance costs	(1,190)	(50)

Long-term debt, net of current maturities	$21,275	$3,468

Total debt is recorded on the Consolidated Balance Sheet
as
follows
(in thousands)
:

	December 31,
	2022	2021
Long-term debt, gross	$24,445	$4,015
Due to related party (See Note 18, Related Party Transactions )	4,239	4,938

Total debt, gross	$28,684	$8,953

Future maturities of total debt are as follows
(in thousands):

Amount
2023	$2,973
2024	3,171
2025	3,308
2026	3,007
Thereafter	16,225

Total	$28,684

Clarus Capital
In the year ended December 31, 2022, the Company executed four separate promissory notes with Clarus Capital Funding I LLC (“Clarus”) in the amounts of $4.2 million (“Tranche 1 Note”), $3.42 million (“Tranche 2 Note”), $9.35 million (“Tranche 3 Note”) and $2.9 million (“Tranche 4 Note”).
Clarus Capital — Tranche 1 Note
On April 1, 2022, the Company executed a
5-year
promissory note, the Tranche 1 Note, in the amount of $4.2 million with Clarus. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 6.75% per annum. Principal and interest are payable as a fixed monthly amount commencing on May 1, 2022, through the maturity date of April 1, 2027. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $2.5 million is due. The note is collateralized by the combined value of a total of four specific aircraft and one aircraft engine.
Clarus Capital — Tranche 2 Note
On April 29, 2022, the Company executed a
5-year
promissory note, the Tranche 2 Note, in the amount of $3.4 million with Clarus. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 6.75% per annum. Principal and interest are payable as a fixed monthly amount commencing on May 29, 2022, through the maturity date of April 29, 2027. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $2.0 million is due. The note is collateralized by the combined value of a total of two specific aircraft.
Clarus Capital — Tranche 3 Note
On June 27, 2022, the Company executed a
5-year
promissory note, the Tranche 3 Note in the amount of $9.4 million with Clarus. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of

7.25% per annum. Principal and interest are payable as a fixed monthly amount commencing on July 27, 2022, and continuing through the maturity date of June 27, 2027. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $5.5 million is due. The note is collateralized by the combined value of a total of eight specific aircraft.
Clarus Capital — Tranche 4 Note
On August 5, 2022, the Company executed a
5-year
promissory note, the Tranche 4 Note in the amount of $2.9 million with Clarus. Interest accrues on the entire principal amount of the note outstanding at a fixed rate of 7.50% per annum. Principal and interest are payable as a fixed monthly amount commencing on September 5, 2022, and continuing through the maturity date of August 5, 2027. On the maturity date, in addition to the final principal and interest payment, a principal balloon payment of $1.7 million is due. The note is collateralized by the combined value of a total of two aircraft.
SkyWest Guarantee and Call Option
In 2022 in conjunction with the Air Choice One Acquisition and the financing of the purchase of eleven aircraft, SkyWest, Inc. (“SkyWest”) agreed to guarantee the Company’s Security Agreement associated with four tranches of notes with Clarus in exchange for 27,155 shares of the Company’s common stock. Subsequent to this issuance, SkyWest owns a total of 85,318 shares of the Company’s total outstanding common stock. The guarantee was recorded as debt issuance costs and will be amortized over the life of the note.
In addition to the consideration set forth above, commencing on April 1, 2023 and terminating on March 31, 2026, SkyWest shall have a limited, one-time
option to purchase the Multi-Aero 14 CFR Part 135 Air Carrier Certificate No.MUIA594G for a purchase price of 1,365 shares of the Company’s common stock.
Tecnam
In the year ended December 31, 2022, the Company executed two separate promissory notes with Tecnam in the amounts of $1.8 million (“Tecnam Note 1”) and $2.0 million (“Tecnam Note 2”).
Tecnam Note 1
Effective on May 24, 2022, the Company entered into a
10-year
promissory note in the amount of $1.8 million with Tecnam. Interest is accrued on the entire principal amount of the note outstanding at a fixed rate of 6.75% per annum. Principal and interest are payable monthly commencing on August 1, 2022 and continuing through the maturity date of July 1, 2032. The note is collateralized by a specific aircraft.
Tecnam Note 2
Effective on July 1, 2022, the Company entered into a
10-year
promissory note in the amount of $2.0 million with Tecnam. Interest is accrued on the entire principal amount of the note outstanding at a fixed rate of 6.75% per annum. Principal and interest are payable monthly commencing on September 1, 2022 and continuing through the maturity date of August 1, 2032. The note is collateralized by a specific aircraft.
6.50% Note Payable to U.S. Government
In October 2020, the Company entered into a $1.9 million Loan and Guarantee Agreement with the U.S. Department of Treasury. The loan is a five-year term loan dated October 28, 2020 and matures on October 28, 2025 and bears interest at a variable rate per annum equal to the London Interbank Offer Rate (“LIBOR”) divided by one minus the Eurodollar Reserve Percentage, plus 6.50%. This loan was repaid in full in April 2022.
5.72% Note Payable
At December 31, 2022 and 2021, the Company had a note payable to a financial institution that is due in monthly installments with a fixed annual interest rate of 5.72% and is secured by an underlying aircraft. At inception, the note payable was personally guaranteed by a former officer of an acquired business. The original maturity date for the entire unpaid principal balance was December 15, 2022.
The agreement was amended at various times in 2020 and 2021 to defer required payments, and at December 31, 2020 the Company was in forbearance on this note payable, which protects the Company against any action by the lender from exercising their rights and remedies as a result of the Company’s events of default. The Company accounted for these amendments as a troubled debt restructuring (“TDR”) due to concessions provided by the financial institution. No aggregate gain or loss was recorded as a result of the TDR. On June 15, 2021, the guarantee on this note was reassigned to the Company from the previous guarantor and the payment terms were modified to consist of 42 installment payments of $20 thousand dollars each, commencing on July 15, 2021, followed by a balloon payment of $477 thousand at the new maturity date of January 15, 2025. The Company was in compliance with the terms and conditions as of December 31, 2022 and therefore no longer in forbearance. The Company made all the agreed-upon debt payments, as well as all required engine reserve payments related to future engine overhaul work associated with the aircraft collateralizing this note payable.
7.60% Note Payable
At December 31, 2022 and 2021, the Company had a note payable to Textron Aviation Finance Corporation (“Textron”). Interest is payable in monthly installments with a fixed annual interest rate of 7.60% and is secured by an aircraft. In February 2020, the agreement was modified to defer payments and extend the original term of the agreement from December 2020 to November 2024. The Company accounted for this amendment as a TDR due to concessions provided by Textron. No aggregate gain or loss was recorded as a result of the TDR. The entire unpaid principal balance is due on the maturity date, November 7, 2024.
4.65% Note Payable
On October 28, 2020, the Company entered into a promissory note agreement for $38 thousand related to the purchase of vehicles. The debt has a five-year term and is due in monthly installments with a fixed annual interest rate of 4.65% and is secured by the underlying vehicles. The maturity date on the promissory note is November 11, 2025.
5.49% Note Payable
In November 2021, the Company entered into a note payable with Chrysler Capital related to the financing of several vehicles. The term loan has a five-year term and is due in monthly installments with a fixed annual interest rate of 5.49% and is secured by the underlying vehicles. The maturity date of the term loan is December 2026.
The Company is subject to customary affirmative covenants and negative covenants on all of the above notes payable. As of December 31, 2022, the Company was in compliance with all covenants in the loan agreements.